JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communications - 2.4%
Alphabet, Inc. - Class A	101,312	$15,666,888

Consumer Discretionary - 9.2%
Amazon.com, Inc. (a)	101,600	19,330,416
Genuine Parts Co.	72,000	8,578,080
Lowe’s Cos., Inc.	50,300	11,731,469
McDonald’s Corp.	42,500	13,275,725
TJX Cos., Inc. (The)	65,485	7,976,073
		60,891,763
Consumer Staples - 5.1%
Coca-Cola Co. (The)	214,620	15,371,084
PepsiCo, Inc.	79,900	11,980,206
Procter & Gamble Co. (The)	36,690	6,252,710
		33,604,000
Energy - 6.6%
Chevron Corp.	133,410	22,318,159
Williams Cos., Inc. (The)	363,800	21,740,688
		44,058,847
Financials - 17.0%
American Financial Group, Inc.	103,400	13,580,556
Apollo Global Management, Inc.	49,500	6,778,530
Axis Capital Holdings Ltd.	176,450	17,687,348
Everest Group Ltd.	34,200	12,425,886
First Horizon Corp.	688,550	13,371,641
Marsh & McLennan Cos., Inc.	61,600	15,032,248
Nasdaq, Inc.	248,900	18,881,554
Willis Towers Watson plc	44,870	15,163,816
		112,921,579
Health Care - 14.5%
Abbott Laboratories	117,218	15,548,968
Cencora, Inc.	56,900	15,823,321
Danaher Corp.	94,043	19,278,815
Medtronic plc	108,836	9,780,003
Stryker Corp.	37,000	13,773,250
UnitedHealth Group, Inc.	30,050	15,738,687

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 14.5% (Continued)
Zoetis, Inc.	39,792	$6,551,753
		96,494,797
Industrials - 12.5%
Amphenol Corp. - Class A	94,000	6,165,460
Honeywell International, Inc.	61,150	12,948,513
IDEX Corp.	63,000	11,401,110
Illinois Tool Works, Inc.	52,000	12,896,520
Nordson Corp.	62,750	12,657,930
nVent Electric plc	249,000	13,052,580
Waste Management, Inc.	60,500	14,006,355
		83,128,468
Materials - 2.0%
Avery Dennison Corp.	75,000	13,347,750

Technology - 22.1%
Accenture plc - Class A	52,940	16,519,398
Adobe, Inc. (a)	31,010	11,893,265
Analog Devices, Inc.	59,200	11,938,864
Apple, Inc.	61,760	13,718,749
ASML Holding N.V.	18,600	12,324,918
Intuit, Inc.	10,250	6,293,398
Mastercard, Inc. - Class A	24,100	13,209,692
Microsoft Corp.	66,160	24,835,802
Roper Technologies, Inc.	26,000	15,329,080
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	6,640,000
Visa, Inc. - Class A	39,300	13,773,078
		146,476,244
Utilities - 6.8%
Alliant Energy Corp.	352,910	22,709,758
American Electric Power Co., Inc.	208,600	22,793,722
		45,503,480

Total Common Stocks (Cost $447,314,490)		$652,093,816

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (b) (Cost $14,172,761)	14,172,761	$14,172,761

Investments at Value - 100.3% (Cost $461,487,251)		$666,266,577

Liabilities in Excess of Other Assets - (0.3%)		(2,116,602)

Net Assets - 100.0%		$664,149,975

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communications - 1.3%
New York Times Co. (The) - Class A	44,300	$2,197,280

Consumer Discretionary - 9.4%
Floor & Decor Holdings, Inc. - Class A (a)	23,200	1,866,904
Genuine Parts Co.	18,600	2,216,004
LKQ Corp.	49,100	2,088,714
Ralph Lauren Corp.	6,200	1,368,588
Rush Enterprises, Inc. - Class A	38,100	2,034,921
Skechers U.S.A., Inc. - Class A (a)	25,600	1,453,568
Steven Madden Ltd.	42,300	1,126,872
Texas Roadhouse, Inc.	11,900	1,982,897
Williams-Sonoma, Inc.	9,400	1,486,140
		15,624,608
Consumer Staples - 2.5%
BJ’s Wholesale Club Holdings, Inc. (a)	17,900	2,042,390
Coca-Cola Consolidated, Inc.	1,600	2,160,000
		4,202,390
Energy - 3.1%
DT Midstream, Inc.	25,000	2,412,000
World Kinect Corp.	99,200	2,813,312
		5,225,312
Financials - 13.7%
American Financial Group, Inc.	21,400	2,810,676
Arrow Financial Corp.	54,797	1,440,613
Axis Capital Holdings Ltd.	28,700	2,876,888
Diamond Hill Investment Group, Inc.	7,900	1,128,436
East West Bancorp, Inc.	22,000	1,974,720
Everest Group Ltd.	8,100	2,942,973
HBT Financial, Inc.	88,800	1,990,008
SEI Investments Co.	26,000	2,018,380
UMB Financial Corp.	19,300	1,951,230
Webster Financial Corp.	41,000	2,113,550
Wintrust Financial Corp.	13,400	1,506,964
		22,754,438

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 12.6%
Charles River Laboratories International, Inc. (a)	11,400	$1,715,928
Chemed Corp.	5,000	3,076,600
Jazz Pharmaceuticals plc (a)	18,900	2,346,435
LeMaitre Vascular, Inc.	24,800	2,080,720
Option Care Health, Inc. (a)	80,900	2,827,455
QIAGEN N.V. (a)	51,041	2,049,296
Quest Diagnostics, Inc.	13,400	2,267,280
Repligen Corp. (a)	9,900	1,259,676
U.S. Physical Therapy, Inc.	19,400	1,403,784
Universal Health Services, Inc. - Class B	10,200	1,916,580
		20,943,754
Industrials - 17.6%
A.O. Smith Corp.	36,800	2,405,248
Allison Transmission Holdings, Inc.	24,500	2,343,915
Applied Industrial Technologies, Inc.	11,000	2,478,740
Comfort Systems USA, Inc.	3,700	1,192,621
Core & Main, Inc. - Class A (a)	31,900	1,541,089
Donaldson Co., Inc.	37,300	2,501,338
ESAB Corp.	17,500	2,038,750
Gorman-Rupp Co. (The)	43,500	1,526,850
IDEX Corp.	10,900	1,972,573
Littelfuse, Inc.	11,000	2,164,140
LSI Industries, Inc.	105,300	1,790,100
Nordson Corp.	12,300	2,481,156
nVent Electric plc	31,200	1,635,504
TopBuild Corp. (a)	5,000	1,524,750
Watts Water Technologies, Inc. - Class A	8,400	1,712,928
		29,309,702
Materials - 8.8%
Avery Dennison Corp.	16,400	2,918,708
H.B. Fuller Co.	43,700	2,452,444
Hawkins, Inc.	16,900	1,790,048
Reliance, Inc.	9,700	2,800,875
RPM International, Inc.	19,800	2,290,464
UFP Industries, Inc.	23,000	2,461,920
		14,714,459

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Real Estate - 5.3%
Americold Realty Trust, Inc.	88,200	$1,892,772
Equity LifeStyle Properties, Inc.	13,000	867,100
Jones Lang LaSalle, Inc. (a)	11,200	2,776,592
NNN REIT, Inc.	46,900	2,000,285
STAG Industrial, Inc.	37,400	1,350,888
		8,887,637
Technology - 20.9%
Amdocs Ltd.	23,600	2,159,400
Appfolio, Inc. - Class A (a)	9,800	2,155,020
Bentley Systems, Inc. - Class B	65,500	2,576,770
Blackbaud, Inc. (a)	20,100	1,247,205
CACI International, Inc. - Class A (a)	3,100	1,137,452
DoubleVerify Holdings, Inc. (a)	62,600	836,962
Dynatrace, Inc. (a)	41,900	1,975,585
Fabrinet (a)	10,300	2,034,353
Genpact Ltd.	48,200	2,428,316
Globant S.A. (a)	12,000	1,412,640
ICF International, Inc.	14,300	1,215,071
Jack Henry & Associates, Inc.	14,100	2,574,660
MAXIMUS, Inc.	28,100	1,916,139
Paylocity Holding Corp. (a)	6,900	1,292,646
PTC, Inc. (a)	7,100	1,100,145
Sapiens International Corp. N.V.	43,800	1,186,542
SPS Commerce, Inc. (a)	12,000	1,592,760
TD SYNNEX Corp.	17,000	1,767,320
Tyler Technologies, Inc. (a)	2,150	1,249,989
WEX, Inc. (a)	12,100	1,899,942
Zebra Technologies Corp. - Class A (a)	3,700	1,045,472
		34,804,389

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Utilities - 4.0%
Atmos Energy Corp.	11,100	$1,715,838
Portland General Electric Co.	32,200	1,436,120
Unitil Corp.	60,700	3,501,783
		6,653,741

Total Common Stocks (Cost $144,103,716)		$165,317,710

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (b) (Cost $1,302,389)	1,302,389	$1,302,389

Investments at Value - 100.0% (Cost $145,406,105)		$166,620,099

Other Assets in Excess of Liabilities - 0.0% (c)		40,353

Net Assets - 100.0%		$166,660,452

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.
(c)	Percentage rounds to less than 0.1%.

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communications - 8.6%
Baidu, Inc. - ADR (a)	1,800	$165,654
Deutsche Telekom AG - ADR	7,100	263,197
Orange S.A. - ADR	7,500	96,975
PDLT, Inc. - ADR	14,100	308,367
Publicis Groupe S.A. - ADR	16,400	386,384
SK Telecom Co. Ltd. - ADR	4,600	97,796
Tencent Holdings Ltd. - ADR	6,800	434,112
WPP plc - ADR	1,800	68,328
		1,820,813
Consumer Discretionary - 8.2%
Alibaba Group Holding Ltd. - ADR	2,000	264,460
Bridgestone Corp. - ADR	8,200	164,738
Bunzl plc - ADR	15,400	294,910
CIE Financiere Richemont S.A. - ADR	7,100	123,185
Honda Motor Co. Ltd. - ADR	5,500	149,215
JD.com, Inc. - ADR	1,700	69,904
Magna International, Inc.	6,000	203,940
Mercedes-Benz Group AG	5,400	318,168
Toyota Motor Corp. - ADR	800	141,224
		1,729,744
Consumer Staples - 7.6%
ITOCHU Corp. - ADR	3,100	288,331
L’Oreal S.A. - ADR	2,100	156,156
Nestlé S.A. - ADR	2,800	283,276
Reckitt Benckiser Group plc - ADR	5,900	80,122
Shoprite Holdings Ltd. - ADR	19,700	293,530
Unilever plc - ADR	3,800	226,290
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	292,030
		1,619,735
Energy - 2.7%
BP plc - ADR	4,000	135,160
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc	3,900	285,792
TotalEnergies SE - ADR	2,352	152,151
		573,243

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 21.3%
Allianz SE - ADR	8,500	$325,040
Banco Santander S.A. - ADR	37,155	248,939
Bank of Montreal	1,240	118,432
Barclays plc - ADR	15,000	230,400
BNP Paribas S.A. - ADR	6,100	254,736
China Construction Bank Corp. - ADR	23,000	406,123
Commonwealth Bank of Australia - ADR	1,050	99,477
ICICI Bank Ltd. - ADR	4,300	135,536
Industrial & Commercial Bank of China Ltd. - ADR	33,800	479,959
KB Financial Group, Inc. - ADR	2,400	129,864
Manulife Financial Corp.	7,720	240,478
Mitsubishi UFJ Financial Group, Inc. - ADR	30,800	419,803
Royal Bank of Canada	1,900	214,168
Sumitomo Mitsui Financial Group, Inc. - ADR	22,200	343,212
Tokio Marine Holdings, Inc. - ADR	12,300	478,101
Toronto-Dominion Bank (The)	1,700	101,898
United Overseas Bank Ltd. - ADR	2,500	140,739
Zurich Insurance Group AG - ADR	3,880	135,296
		4,502,201
Health Care - 7.7%
Astellas Pharma, Inc. - ADR	10,300	99,498
Bayer AG - ADR	10,700	64,414
Dr. Reddy’s Laboratories Ltd. - ADR	18,400	242,696
Novartis AG - ADR	2,480	276,470
Novo Nordisk A/S - ADR	3,200	222,208
Roche Holding AG - ADR	11,300	464,995
Sanofi S.A. - ADR	2,000	110,920
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	138,886
		1,620,087
Industrials - 7.4%
ABB Ltd. - ADR (a)	1,700	88,638
Atlas Copco AB - ADR	24,500	389,305
BAE Systems plc - ADR	3,800	312,474
Schneider Electric SE - ADR	8,500	390,320
Sensata Technologies Holding plc	2,200	53,394

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 7.4% (Continued)
Siemens AG - ADR	2,900	$334,602
		1,568,733
Materials - 9.8%
Air Liquide S.A. - ADR	4,200	159,684
BHP Group Ltd. - ADR	7,400	359,196
Cemex S.A.B. de C.V. - ADR	30,300	169,983
Companhia Siderurgica Nacional S.A. - ADR	57,100	95,357
Fortescue Ltd. - ADR	10,800	210,276
Nitto Denko Corp. - ADR	19,100	353,350
POSCO Holdings, Inc. - ADR	4,200	199,626
Rio Tinto plc - ADR	3,070	184,446
Vale S.A. - ADR	33,700	336,326
		2,068,244
Real Estate - 1.2%
Sun Hung Kai Properties Ltd. - ADR	27,600	264,408

Technology - 18.3%
ASE Industrial Holding Co. Ltd. - ADR	24,000	210,240
ASML Holding N.V.	500	331,315
Capgemini SE - ADR	4,000	119,800
CGI, Inc.	3,700	369,371
Infosys Ltd. - ADR	17,800	324,850
Lenovo Group Ltd. - ADR	11,900	321,062
Open Text Corp.	11,500	290,490
PDD Holdings, Inc. - ADR (a)	2,600	307,710
RELX plc - ADR	2,500	126,025
SAP SE - ADR	1,300	348,972
Sony Group Corp. - ADR	18,500	469,715
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,050	340,300
United Microelectronics Corp. - ADR	42,800	306,020
		3,865,870
Utilities - 4.4%
Enel S.p.A. - ADR	33,700	271,622
Iberdrola S.A. - ADR	6,300	406,287
National Grid plc - ADR	1,629	106,879

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Utilities - 4.4% (Continued)
SSE plc - ADR	6,900	$144,279
		929,067

Total Common Stocks (Cost $14,318,029)		$20,562,145

PREFERRED STOCKS - 0.7%	Shares	Value
Financials - 0.7%
Itau Unibanco Holding S.A. - ADR (Cost $129,573)	27,280	$150,040

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (c) (Cost $180,332)	180,332	$180,332

Investments at Value - 98.7% (Cost $14,627,934)		$20,892,517

Other Assets in Excess of Liabilities - 1.3%		272,119

Net Assets - 100.0%		$21,164,636

(a)	Non-income producing security.
(b)	This security is currently restricted from trading and is valued using Level 3 inputs as of March 31, 2025. The total fair value of Level 3 securities as of March 31, 2025 is $140.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.

A/S	- Aktieselskab
AB	- Aktiebolag
ADR.	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
PJSC	- Pubic Joint-Stock Company
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Sociedad Anónima Bursátil de Capital Variable
SE	- Societe Europaea
S.p.A.	- Societa per Azioni
S.A.	- Societe Anonyme

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 64.0%	Coupon	Maturity	Par Value	Value
Finance - 31.4%
Allstate Corp. (The)	0.750%	12/15/25	$4,642,000	$4,516,975
American Express Co.	1.650%	11/04/26	4,725,000	4,525,721
AON plc	3.875%	12/15/25	4,494,000	4,471,696
Bank of America Corp. (a)	5.202%	04/25/29	3,000,000	3,047,038
Branch Banking & Trust Co.	3.625%	09/16/25	4,540,000	4,523,726
Chubb INA Holdings, Inc.	3.350%	05/03/26	5,559,000	5,499,395
Enterprise Products Operating, LLC	5.050%	01/10/26	5,000,000	5,020,141
Essex Portfolio, L.P.	3.375%	04/15/26	915,000	904,003
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	4,066,349
Huntington Bancshares, Inc.	4.443%	08/04/28	1,000,000	993,349
Huntington Bancshares, Inc. (a)	6.208%	08/21/29	3,140,000	3,268,324
JPMorgan Chase & Co.	3.540%	05/01/28	3,275,000	3,209,330
JPMorgan Chase & Co.	2.182%	06/01/28	2,455,000	2,334,882
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,546,316
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	832,000	826,879
Morgan Stanley, Series F	4.000%	07/23/25	2,200,000	2,194,933
Morgan Stanley	3.591%	07/22/28	1,845,000	1,798,209
MPLX, L.P.	1.750%	03/01/26	4,731,000	4,608,462
National Retail Properties, Inc.	4.000%	11/15/25	4,560,000	4,536,475
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,063,230
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,170,353
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,503,045
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,340,000	4,275,419
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,266,927
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	825,730
Wells Fargo & Co., Series M	4.100%	06/03/26	3,530,000	3,507,211
				81,504,118
Industrials - 19.6%
Burlington Northern Santa Fe, LLC.	3.650%	09/01/25	3,470,000	3,455,023
Cisco Systems, Inc.	4.850%	02/26/29	4,000,000	4,069,535
CVS Health Corp.	3.875%	07/20/25	4,485,000	4,475,757
Dover Corp.	3.150%	11/15/25	4,515,000	4,468,951
Johnson Controls International plc	3.900%	02/14/26	4,260,000	4,233,616
Norfolk Southern Corp.	5.590%	05/17/25	1,280,000	1,280,425
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,285,597

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 64.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 19.6% (Continued)
Parker-Hannifin Corp.	4.250%	09/15/27	$4,505,000	$4,494,776
Roper Technologies, Inc.	1.000%	09/15/25	4,343,000	4,271,709
Starbucks Corp.	4.850%	02/08/27	4,095,000	4,127,834
T-Mobile U.S., Inc.	2.625%	04/15/26	4,402,000	4,315,205
Verizon Communications, Inc.	2.100%	03/22/28	4,000,000	3,738,464
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,391,655
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,119,958
				50,728,505
Utilities - 13.0%
Berkshire Hathaway, Inc.	3.250%	04/15/28	743,000	719,504
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,489,981
Emerson Electric Co.	2.000%	12/21/28	5,690,000	5,231,603
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,225,367
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,612,272
Eversource Energy, Series DD	5.000%	01/01/27	1,205,000	1,214,127
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,376,410
Interstate Power & Light Co.	3.400%	08/15/25	4,505,000	4,477,346
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	1,121,000	1,112,372
Virginia Electric & Power Co., Series A	3.150%	01/15/26	1,080,000	1,068,471
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,521,846
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,596,470
				33,645,769

Total Corporate Bonds (Cost $165,594,047)				$165,878,392

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.1%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$1,109	$1,106
FHLMC, Series 4287, Class AB	2.000%	12/15/26	100,157	97,367
FHLMC, Pool #J3-2364	2.500%	11/01/28	436,721	426,859
FHLMC, Pool #ZS-7207	3.500%	07/01/30	444,299	436,891
FHLMC, Pool #G1-8642	3.500%	04/01/32	485,061	474,153
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,084,085	1,058,945

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.1% (Continued)
FHLMC, Pool #G1-6330	3.500%	08/01/32	$479,746	$470,485
FHLMC, Pool #SB-0380	3.500%	02/01/34	557,673	543,778
FHLMC, Series 5050, Class BG	1.000%	01/15/41	568,381	510,613
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,513,444	1,322,066
FHLMC, Series 4009, Class PA	2.000%	06/15/41	154,063	148,453
FHLMC, Series 4709, Class EA	3.000%	01/15/46	552,951	529,750
FHLMC, Series 5301, Class ED	5.000%	04/01/53	4,742,447	4,717,214
				10,737,680
Federal National Mortgage Association - 11.3%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,938,619
FNMA, Pool #AT2060	2.500%	04/01/28	385,472	376,838
FNMA, Pool #109745	3.540%	10/01/28	3,970,363	3,878,157
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,016,283
FNMA, Pool #AL9230	3.500%	12/01/29	371,215	366,509
FNMA, Pool #FM1536	2.500%	11/01/30	142,597	139,416
FNMA, Pool #MA4424	1.500%	09/01/31	811,697	758,116
FNMA, Pool #MA1106	3.000%	07/01/32	1,364,122	1,312,933
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	381,254	354,127
FNMA, Pool #FM2287	4.500%	03/01/34	451,648	452,281
FNMA, Pool #FM2989	3.000%	09/01/34	641,039	619,179
FNMA, Pool #AL7077	4.000%	07/01/35	750,517	734,081
FNMA, Pool #833200	5.500%	09/01/35	161,390	166,127
FNMA, Pool #CA7891	1.500%	11/01/35	3,927,442	3,495,331
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,396,049	1,290,474
FNMA, Pool #MA4330	2.500%	05/01/36	2,751,495	2,553,893
FNMA, Series FM8444	2.000%	06/01/36	1,934,402	1,764,040
FNMA, Pool #FM2293	4.000%	09/01/36	1,376,981	1,343,544
FNMA, Pool #FS6096	2.000%	03/01/37	3,669,037	3,343,571
FNMA, Pool #FM7224	4.500%	11/01/38	657,515	657,458
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	13,321	13,503
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	24,765	24,255
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,736,406	1,606,855

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 11.3% (Continued)
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	$1,396,372	$1,050,131
				29,255,721

Total Collateralized Mortgage Obligations (Cost $41,664,625)				$39,993,401

MUNICIPAL BONDS - 1.4%	Coupon	Maturity	Par Value	Value
Houston Texas Utility System Revenue	1.516%	11/15/28	$940,000	$851,626
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,882,414
Total Municipal Bonds (Cost $3,717,539)				$3,734,040

U.S. GOVERNMENT & AGENCIES - 1.8%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.8%
FFCB	4.750%	10/13/27	$2,000,000	$2,036,285

Federal National Mortgage Association - 1.0%
FNMA	4.800%	05/08/29	2,550,000	2,550,201

Total U.S. Government & Agencies (Cost $4,525,217)				$4,586,486

U.S. TREASURY OBLIGATIONS - 15.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 15.9%
U.S. Treasury Notes (b)	2.000%	08/15/25	$4,000,000	$3,965,625
U.S. Treasury Notes (b)	2.750%	07/31/27	1,415,000	1,379,072
U.S. Treasury Notes (b)	2.750%	02/15/28	12,210,000	11,835,115
U.S. Treasury Notes	3.125%	11/15/28	5,040,000	4,905,731
U.S. Treasury Notes	2.625%	02/15/29	9,575,000	9,132,156

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 15.9% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 15.9% (Continued)
U.S. Treasury Notes	2.375%	05/15/29	$10,510,000	$9,893,359
Total U.S. Treasury Obligations (Cost $40,986,095)				$41,111,058

MONEY MARKET FUNDS - 0.2%			Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (c) (Cost $548,643)			548,643	$548,643

Investments at Value - 98.7% (Cost $257,036,166)				$255,852,020

Other Assets in Excess of Liabilities - 1.3%				3,242,721

Net Assets - 100.0%				$259,094,741

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of March 31, 2025 is $16,615,793.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/Unrealized Depreciation
Index Futures
E-Mini S&P 500 Future	913	6/20/2025	$266,104,958	$258,070,863	$(8,034,095)

The average monthly notional value of futures contracts during the three months ended March 31, 2025 was $270,765,192.

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 44.1%	Coupon	Maturity	Par Value	Value
Finance - 18.9%
Allstate Corp. (The)	5.250%	03/30/33	$30,000,000	$30,370,058
American Express Co.	5.532%	04/25/30	28,985,000	29,881,619
American Express Co.	6.489%	10/30/31	6,500,000	7,012,858
AON Corp.	3.750%	05/02/29	11,646,000	11,251,389
AON Corp.	2.800%	05/15/30	1,650,000	1,502,306
Bank of America Corp. (a)	5.202%	04/25/29	32,890,000	33,405,696
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	5,000,000	5,289,404
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	11,000,000	10,515,518
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	8,898,945
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,252,744
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	24,200,000	25,264,606
Huntington Bancshares, Inc.	4.443%	08/04/28	7,655,000	7,604,089
Huntington Bancshares, Inc. (a)	6.208%	08/21/29	2,830,000	2,945,655
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	9,540,757
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	6,660,000	6,574,146
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,733,412
KeyCorp	2.550%	10/01/29	9,755,000	8,815,689
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	4,000,000	3,444,437
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	15,605,000	16,235,438
Progressive Corp.	3.200%	03/26/30	2,000,000	1,878,481
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,084,121
Truist Financial Corp.	2.250%	03/11/30	22,716,000	19,935,212
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,578,177
Truist Financial Corp. (a)	5.122%	01/26/34	12,305,000	12,058,254
U.S. Bancorp, Series Y	3.000%	07/30/29	16,755,000	15,608,357
U.S. Bancorp, Series BB (a)	4.967%	07/22/33	11,985,000	11,515,023
U.S. Bancorp, Series AA (a)	5.850%	10/21/33	11,975,000	12,399,088
Wells Fargo & Co., Series M	4.100%	06/03/26	16,315,000	16,209,676
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,127,902
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	1,000,000	978,827
				345,911,884
Industrials - 13.7%
Air Products and Chemicals, Inc.	4.850%	02/08/34	14,470,000	14,392,385
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,332,866

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 13.7% (Continued)
Becton Dickinson & Co.	2.823%	05/20/30	$11,250,000	$10,263,033
Cisco Systems, Inc.	4.850%	02/26/29	3,000,000	3,052,151
Cisco Systems, Inc.	5.050%	02/26/34	19,625,000	19,874,967
Costco Wholesale Corp.	1.600%	04/20/30	2,000,000	1,753,094
CVS Health Corp.	4.300%	03/25/28	19,133,000	18,895,336
CVS Health Corp.	3.750%	04/01/30	5,000,000	4,715,875
Dover Corp.	3.150%	11/15/25	4,302,000	4,258,123
Dover Corp.	2.950%	11/04/29	24,695,000	22,975,154
Duke Energy Corp.	2.450%	06/01/30	20,000,000	17,823,011
Enterprise Products Operating, LLC	4.150%	10/16/28	1,497,000	1,481,644
Honeywell International, Inc.	5.000%	03/01/35	26,580,000	26,475,933
Johnson Controls International	4.900%	12/01/32	9,870,000	9,766,540
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,390,177
Kroger Co. (The)	2.200%	05/01/30	1,000,000	886,698
Lowes Cos., Inc.	4.500%	04/15/30	5,072,000	5,032,387
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,552,072
Parker-Hannifin Corp.	4.250%	09/15/27	17,331,000	17,291,669
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	4,250,000	4,288,399
Target Corp.	3.375%	04/15/29	2,000,000	1,928,414
Verizon Communications, Inc.	4.016%	12/03/29	28,496,000	27,725,348
Xylem, Inc.	1.950%	01/30/28	5,250,000	4,899,815
Xylem, Inc.	2.250%	01/30/31	9,731,000	8,504,426
				250,559,517
Utilities - 11.5%
Berkshire Hathaway, Inc.	3.250%	04/15/28	2,000,000	1,936,754
Berkshire Hathaway, Inc.	3.700%	07/15/30	9,767,000	9,372,351
Duke Energy Corp.	2.650%	09/01/26	8,575,000	8,351,754
Emerson Electric Co.	2.000%	12/21/28	3,068,000	2,820,836
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,827,930
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	18,935,252
Eversource Energy, Series R	1.650%	08/15/30	232,000	196,814
Florida Power & Light Co.	5.100%	04/01/33	34,677,000	35,097,145
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	25,973,205
Georgia Power Co., Series 2025B	4.850%	03/15/31	14,000,000	14,079,947
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,651,269
Interstate Power & Light Co.	2.300%	06/01/30	9,379,000	8,289,272

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 11.5% (Continued)
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	$6,558,000	$6,375,304
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,375,264
Virginia Electric & Power Co., Series A	3.500%	03/15/27	2,807,000	2,762,770
Xcel Energy, Inc.	4.000%	06/15/28	19,857,000	19,460,652
Xcel Energy, Inc.	3.400%	06/01/30	17,340,000	16,179,473
				210,685,992

Total Corporate Bonds (Cost $836,114,532)				$807,157,393

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.4%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$966	$964
FHLMC, Series 4287, Class AB	2.000%	12/15/26	187,795	182,563
FHLMC, Pool #ZA-3721	3.000%	06/01/29	2,481,441	2,424,555
FHLMC, Pool #ZK-6713	3.000%	06/01/29	1,507,394	1,473,052
FHLMC, Pool #C0-1005	8.000%	06/01/30	396	423
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,827,886	1,745,868
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,534,975	1,500,457
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,254,896	2,202,605
FHLMC, Pool #G1-8667	3.500%	11/01/32	981,473	958,222
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,031,298	969,183
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	7.098%	04/01/33	7,361	7,462
FHLMC, Pool #G0-8068	5.500%	07/01/35	449,191	462,989
FHLMC, Pool #G0-1880	5.000%	08/01/35	21,684	21,905
FHLMC, Pool #G0-6616	4.500%	12/01/35	197,033	197,096
FHLMC, Pool #G3-0933	4.000%	01/01/36	8,175,968	7,992,283
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	460,822	468,882
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,435,888	1,399,437
FHLMC, Series 4887, Class A	3.250%	09/15/38	422,469	404,598
FHLMC, Pool #SC-0066	4.500%	01/01/39	4,865,365	4,830,434
FHLMC, Series 4287, Class AB	3.500%	07/15/39	68,932	66,724
FHLMC, Pool #G0-1880	4.500%	10/01/39	50,801	50,367

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.4% (Continued)
FHLMC, Pool #A8-9335	5.000%	10/01/39	$111,548	$112,550
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	304,496	307,850
FHLMC, Pool #SC-0047	3.000%	01/01/40	18,890,004	17,511,973
FHLMC, Series 3946, Class LN	3.500%	04/15/41	229,348	225,583
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	229,557	225,896
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	55,648	56,674
FHLMC, Pool #ZS-9278	2.000%	05/01/42	28,311,273	24,146,516
FHLMC, Series 4087, Class PT	3.000%	07/15/42	298,715	281,485
FHLMC, Series 4180, Class ME	2.500%	10/15/42	645,485	610,854
FHLMC, Series 4161, Class QA	3.000%	02/15/43	72,306	68,155
FHLMC, Series 4471, GA	3.000%	02/15/44	8,326,479	7,847,865
FHLMC, Series 4517, Class PC	2.500%	05/15/44	449,658	429,250
FHLMC, Series 4689, Class DA	3.000%	07/15/44	359,875	352,530
FHLMC, Series 4831, Class BA	3.500%	10/15/44	123,979	123,230
FHLMC, Series 4567, Class LA	3.000%	08/15/45	91,879	86,107
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,350,078	1,253,595
FHLMC, Series 4709, Class EA	3.000%	01/15/46	652,482	625,105
FHLMC, Pool #SD-1069	3.500%	06/01/49	5,006,116	4,590,457
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,133,841	2,752,888
FHLMC, Pool #SD-0695	4.000%	12/01/49	430,948	409,092
FHLMC, Pool #SD-2170	3.000%	07/01/51	20,849,824	18,330,788
FHLMC, Pool #SD-7556	3.000%	08/01/52	40,072,066	35,231,197
FHLMC, Series 5301, Class ED	5.000%	04/01/53	9,930,272	9,877,436
				152,817,145
Federal National Mortgage Association - 17.6%
FHLMC, Pool #RB-5125	2.000%	09/01/41	11,201,743	9,562,231
FHLMC, Pool #SC-0384	2.000%	04/01/42	17,393,396	14,873,534
FNMA, Pool #AN9848	3.000%	01/01/30	43,615	42,491
FNMA, Pool #MA0384	5.000%	04/01/30	193,486	195,173
FNMA, Pool #AL6923	3.000%	05/01/30	2,690,768	2,623,651
FNMA, Pool #AS5794	3.000%	09/01/30	618,058	600,264
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,340,261	1,286,917
FNMA, Pool #AL9309	3.500%	10/01/31	493,163	482,570
FNMA, Pool #MA1107	3.500%	07/01/32	209,375	204,136
FNMA, Pool #MA1237	3.000%	11/01/32	137,408	132,023

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 17.6% (Continued)
FNMA, Pool #725027	5.000%	11/01/33	$99,878	$100,298
FNMA, Pool #FM5394	3.000%	03/01/34	3,424,560	3,285,233
FNMA, Pool #FM3388	4.000%	03/01/34	183,105	181,843
FNMA, Pool #725704	6.000%	08/01/34	40,046	41,504
FNMA, Pool #FM5050	2.500%	02/01/35	703,152	679,290
FNMA, Pool #AL7077	4.000%	07/01/35	1,492,553	1,459,866
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	15,030	15,381
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	58,440,000	42,704,155
FNMA, Pool #BM1971	3.500%	12/01/35	935,315	904,318
FNMA, Pool #888223	5.500%	01/01/36	139,043	143,133
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	136,537	134,111
FNMA, Pool #995112	5.500%	07/01/36	152,126	156,513
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	24,532	24,338
FNMA, Pool #FM2293	4.000%	09/01/36	197,703	192,902
FNMA, Pool #MA2773	3.000%	10/01/36	3,500,176	3,286,375
FNMA, Pool #AL9623	4.000%	12/01/36	1,248,623	1,219,504
FNMA, Pool #889050	6.000%	05/01/37	80,091	83,638
FNMA, Pool #MA3186	4.000%	11/01/37	4,375,034	4,265,307
FNMA, Pool #MA3337	4.000%	04/01/38	1,615,878	1,571,743
FNMA, Pool #AA4392	4.000%	04/01/39	333,471	320,995
FNMA, Pool #FM9469	4.000%	08/01/39	5,151,304	4,987,217
FNMA, Pool #CB0114	2.500%	04/01/41	14,405,057	12,763,830
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	76,835	76,140
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	13,321	13,503
FNMA, Pool #FS9716	2.000%	08/01/42	39,978,533	34,142,054
FNMA, Pool #FS9718	2.000%	08/01/42	14,256,495	12,169,883
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	385,791	360,093
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	54,978	53,847
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	956,206	924,735
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	193,643	182,224
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	134,973	132,737
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	109,759	105,846
FNMA, Pool #AU7025	3.000%	11/01/43	8,678,682	7,863,368
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	618,069	592,218
FNMA, Series 2016-79, Class L	2.500%	10/25/44	796,050	752,987

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 17.6% (Continued)
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	$1,307,735	$1,220,422
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,558,107	1,458,420
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	90,122	83,667
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,507,443	1,478,995
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	650,083	607,800
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,170,562	1,099,781
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	154,474	142,539
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	939,361	937,963
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,893,600	1,826,052
FNMA, Pool #BE5067	3.500%	11/01/46	11,489,430	10,600,058
FNMA, Pool #BM5003	4.000%	03/01/47	1,016,363	967,239
FNMA, Pool #FM-4929	3.500%	03/01/48	4,100,986	3,760,481
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	7,272,335	7,093,932
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,451,373	1,279,641
FNMA, Pool #BM5003	3.500%	08/01/49	342,607	314,668
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	104,624	91,574
FNMA, Pool #FS4218	4.000%	10/01/49	8,454,752	8,055,071
FNMA, Pool #CA4860	3.000%	12/01/49	24,691,901	21,747,065
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	6,218,218	4,676,366
FNMA, Pool #FM9631	3.000%	11/01/51	7,116,304	6,258,326
FNMA, Pool #FS3678	3.000%	12/01/51	11,718,568	10,342,661
FNMA, Pool #CB3051	3.000%	03/01/52	6,558,972	5,787,599
FNMA, Pool #FS4520	3.000%	04/01/52	31,405,197	27,670,917
FNMA, Pool #FS4608	3.000%	05/01/52	8,929,525	7,880,143
FNMA, Pool #FS7972	3.000%	05/01/52	11,297,695	9,950,828
FNMA, Pool #FS2724	3.000%	07/01/52	13,667,833	11,982,179
FNMA, Pool #FS8070	3.000%	07/01/52	10,606,256	9,309,356
				322,517,862
Government National Mortgage Association - 0.9%
GNMA, Pool #004847M	4.000%	11/01/25	5,770	5,742
GNMA, Pool #780400X	7.000%	12/01/25	60	60
GNMA, Pool #780420X	7.500%	08/01/26	74	74
GNMA, Pool #002658M	6.500%	10/01/28	3,000	3,069
GNMA, Pool #002945M	7.500%	07/01/30	313	324
GNMA, Pool #004187M	5.500%	07/01/38	6,685	6,904

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.9% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.9% (Continued)
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	$20,651,473	$17,334,052
				17,350,225

Total Collateralized Mortgage Obligations (Cost $507,891,428)				$492,685,232

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Par Value	Value
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$1,835,000	$1,794,767
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	5,000,000	4,456,264
Sycamore Ohio Community SD Taxable School Improvement, Series 2010	5.850%	12/01/28	510,000	534,159
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	9,269,056	9,437,420
Total Municipal Bonds (Cost $16,632,679)				$16,222,610

U.S. GOVERNMENT & AGENCIES - 1.7%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.7%
FNMA	3.320%	04/01/28	$9,260,000	$8,980,387
FNMA	3.740%	07/01/28	8,938,000	8,754,434
FNMA	3.650%	01/01/29	5,000,000	4,885,954
FNMA	3.150%	06/01/29	8,000,000	7,632,355
Total U.S. Government & Agencies (Cost $31,362,486)				$30,253,130

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 24.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 17.9%
U.S. Treasury Bonds	4.250%	05/15/39	$100,000,000	$98,468,750
U.S. Treasury Bonds	2.250%	05/15/41	110,000,000	81,520,313
U.S. Treasury Bonds	3.125%	08/15/44	100,000,000	80,640,625
U.S. Treasury Bonds	3.000%	11/15/44	85,000,000	66,950,781
				327,580,469
U.S. Treasury Notes - 7.0%
U.S. Treasury Notes	1.375%	11/15/31	50,000,000	42,218,750
U.S. Treasury Notes	4.125%	11/15/32	5,000,000	5,007,812
U.S. Treasury Notes	4.000%	02/15/34	81,000,000	79,911,563
				127,138,125

Total U.S. Treasury Obligations (Cost $462,330,957)				$454,718,594

PREFERRED STOCKS - 0.5%			Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)			354,596	$9,428,708

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (b) (Cost $4,477,014)	4,477,014	$4,477,014

Investments at Value - 99.2% (Cost $1,867,506,203)		$1,814,942,681

Other Assets in Excess of Liabilities - 0.8%		14,370,661

Net Assets - 100.0%		$1,829,313,342

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate
TSFR	- CME Term SOFR

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 48.5%	Coupon	Maturity	Par Value	Value
Finance - 20.6%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,012,335
American Express Co.	5.043%	07/26/28	2,000,000	2,023,959
American Express Co.	5.532%	04/25/30	4,010,000	4,134,045
AON Corp.	3.750%	05/02/29	615,000	594,161
Bank of America Corp. (a)	5.202%	04/25/29	5,370,000	5,454,198
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,153,000	2,277,617
Bank of New York Mellon Corp. (The), Series J	5.060%	07/22/32	2,500,000	2,527,477
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,669,046
Essex Portfolio, L.P.	3.000%	01/15/30	3,120,000	2,872,409
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,279,000	4,467,242
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,222,778
Huntington Bancshares, Inc. (a)	6.208%	08/21/29	3,300,000	3,434,863
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,673,688
Morgan Stanley	3.591%	07/22/28	3,600,000	3,508,700
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,091,195
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,107,433
Truist Financial Corp. (a)	7.161%	10/30/29	1,510,000	1,625,313
Truist Financial Corp.	2.250%	03/11/30	5,100,000	4,475,682
U.S. Bancorp, Series BB (a)	4.967%	07/22/33	6,225,000	5,980,894
Wells Fargo & Co., Series Q	3.196%	06/17/27	5,600,000	5,508,548
				60,661,583
Industrials - 16.8%
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,929,628
Cisco Systems, Inc.	4.850%	02/26/29	6,095,000	6,200,954
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,160,251
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,324,596
Dover Corp.	3.150%	11/15/25	2,650,000	2,622,972
Dover Corp.	2.950%	11/04/29	1,995,000	1,856,061
Home Depot, Inc. (The)	2.950%	06/15/29	4,000,000	3,772,827
Honeywell International, Inc.	4.875%	09/01/29	5,200,000	5,293,862
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,267,867
Kroger Co. (The)	3.500%	02/01/26	2,100,000	2,081,910
Lowe’s Cos. Inc.	3.100%	05/03/27	500,000	486,224
Norfolk Southern Corp.	2.900%	06/15/26	4,690,000	4,608,845

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 16.8% (Continued)
Parker-Hannifin Corp.	4.250%	09/15/27	$4,500,000	$4,489,788
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	2,830,000	2,855,569
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,926,663
Xylem, Inc.	2.250%	01/30/31	500,000	436,976
				49,314,993
Utilities - 11.1%
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,626,336
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	3,028,907
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,185,331
Florida Power & Light Co.	5.100%	04/01/33	6,125,000	6,199,210
Georgia Power Co., Series 2023 A	4.650%	05/16/28	4,000,000	4,026,360
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	1,028,647
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,331,579
Interstate Power & Light Co.	2.300%	06/01/30	1,747,000	1,544,019
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	975,000	947,838
National Rural Utilities Cooperative Finance Corp. (The)	1.650%	06/15/31	1,000,000	831,346
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,210,364
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	4,038,113
Xcel Energy, Inc.	4.000%	06/15/28	500,000	490,020
Xcel Energy, Inc.	3.400%	06/01/30	290,000	270,591
				32,758,661

Total Corporate Bonds (Cost $142,306,895)				$142,735,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.6%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$455	$454
FHLMC, Pool #J1-2635	4.000%	07/01/25	3,529	3,518
FHLMC, Pool #G1-8642	3.500%	04/01/32	346,472	338,681
FHLMC, Series 4151, Class PA	2.000%	01/15/33	589,076	553,596
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,488,659	1,416,273
FHLMC, Pool #G0-8068	5.500%	07/01/35	57,695	59,468

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.6% (Continued)
FHLMC, Pool #SC-0047	3.000%	01/01/40	$2,509,179	$2,326,134
FHLMC, Series 3946, Class LN	3.500%	04/15/41	130,689	128,543
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	10,613	10,809
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,360,998	2,140,775
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,629,003	3,609,694
				10,587,945
Federal National Mortgage Association - 4.4%
FNMA, Pool #MA0384	5.000%	04/01/30	40,841	41,198
FNMA, Pool #MA1237	3.000%	11/01/32	588,423	565,364
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	126,784	124,531
FNMA, Pool #FS0140	4.000%	11/01/37	2,714,813	2,649,829
FNMA, Pool #AA4392	4.000%	04/01/39	66,362	63,880
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	143,461	141,054
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	13,321	13,503
FNMA, Pool #FS9716	2.000%	08/01/42	4,398,065	3,755,990
FNMA, Pool #FS9718	2.000%	08/01/42	5,149,873	4,396,126
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	308,116	287,592
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	467,794	441,600
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.273%	12/01/44	81,602	83,364
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	370,114	345,402
				12,909,433
Government National Mortgage Association - 0.7%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,434,377	2,200,792

Total Collateralized Mortgage Obligations (Cost $26,610,308)				$25,698,170

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$2,000,000	$1,992,794

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.1% (Continued)	Coupon	Maturity	Par Value	Value
Pennsylvania Economic Development Financing Authority Revenue, Series 2025	4.793%	06/01/30	$1,175,000	$1,190,102
Total Municipal Bonds (Cost $3,193,052)				$3,182,896

U.S. GOVERNMENT & AGENCIES - 3.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 3.1%
FHLB (Cost $9,362,690)	4.750%	12/10/32	$9,000,000	$9,223,148

U.S. TREASURY OBLIGATIONS - 36.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 36.8%
U.S. Treasury Notes	2.250%	08/15/27	$2,700,000	$2,600,016
U.S. Treasury Notes	4.125%	10/31/27	2,350,000	2,363,035
U.S. Treasury Notes	1.375%	10/31/28	1,885,000	1,726,542
U.S. Treasury Notes	4.625%	04/30/29	9,995,000	10,255,807
U.S. Treasury Notes	4.125%	11/30/29	7,700,000	7,760,156
U.S. Treasury Notes	3.500%	01/31/30	13,550,000	13,281,117
U.S. Treasury Notes	1.500%	02/15/30	15,350,000	13,692,680
U.S. Treasury Notes	0.875%	11/15/30	16,300,000	13,753,125
U.S. Treasury Notes	2.875%	05/15/32	17,150,000	15,866,430
U.S. Treasury Notes	2.750%	08/15/32	17,770,000	16,248,444
U.S. Treasury Notes	4.000%	02/15/34	11,000,000	10,852,187
Total U.S. Treasury Obligations (Cost $107,578,178)				$108,399,539

PREFERRED STOCKS - 0.6%			Shares	Value
Financials - 0.6%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)			59,890	$1,592,475

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (b) (Cost $225,395)	225,395	$225,395

Investments at Value - 98.9% (Cost $290,722,549)		$291,056,860

Other Assets in Excess of Liabilities - 1.1%		3,308,440

Net Assets - 100.0%		$294,365,300

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 63.5%	Coupon	Maturity	Par Value	Value
Finance - 28.3%
Allstate Corp. (The)	0.750%	12/15/25	$3,915,000	$3,809,555
American Express Co.	1.650%	11/04/26	2,900,000	2,777,692
American Express Co.	2.550%	03/04/27	1,000,000	966,749
AON plc	3.875%	12/15/25	3,700,000	3,681,636
Bank of America Corp. (a)	5.202%	04/25/29	3,100,000	3,148,606
Branch Banking & Trust Co.	3.625%	09/16/25	1,500,000	1,494,623
Enterprise Products Operating, LLC	5.050%	01/10/26	2,100,000	2,108,459
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,727,655
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,565,000	3,721,832
Huntington Bancshares, Inc. (a)	6.208%	08/21/29	3,525,000	3,669,058
JPMorgan Chase & Co.	3.540%	05/01/28	3,810,000	3,733,602
KeyCorp, Series O	4.150%	10/29/25	4,200,000	4,185,561
Morgan Stanley	3.591%	07/22/28	5,070,000	4,941,419
MPLX, L.P.	1.750%	03/01/26	3,820,000	3,721,058
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,949,703
NNN REIT, Inc.	3.600%	12/15/26	760,000	748,407
PNC Financial Services Group, Inc. (The)	4.200%	11/01/25	2,385,000	2,376,383
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	2,640,000	2,585,550
U.S. Bancorp, Series MTN	3.100%	04/27/26	5,040,000	4,965,002
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	596,913
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,194,245
				63,103,708
Industrials - 21.5%
Becton Dickinson & Co.	3.700%	06/06/27	3,137,000	3,081,811
Cisco Systems, Inc.	4.800%	02/26/27	4,525,000	4,579,403
CVS Health Corp.	3.875%	07/20/25	3,700,000	3,692,375
Dover Corp.	3.150%	11/15/25	4,548,000	4,501,614
Enterprise Products Operating, LLC	4.150%	10/16/28	2,630,000	2,603,022
Johnson Controls International plc	3.900%	02/14/26	3,725,000	3,701,930
Norfolk Southern Corp.	5.590%	05/17/25	1,000,000	1,000,332
Norfolk Southern Corp.	3.650%	08/01/25	2,755,000	2,742,976
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,176,344
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	638,548
Roper Technologies, Inc.	1.000%	09/15/25	3,845,000	3,781,884
Starbucks Corp.	4.850%	02/08/27	3,675,000	3,704,466

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 63.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 21.5% (Continued)
Target Corp.	3.375%	04/15/29	$1,570,000	$1,513,805
T-Mobile USA, Inc.	2.250%	02/15/26	2,000,000	1,959,666
Verizon Communications, Inc.	2.100%	03/22/28	3,810,000	3,560,887
Xylem, Inc.	3.250%	11/01/26	2,406,000	2,361,888
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,439,145
				48,040,096
Utilities - 13.7%
Duke Energy Corp.	0.900%	09/15/25	3,877,000	3,819,175
Emerson Electric Co.	2.000%	12/21/28	5,175,000	4,758,092
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,899,324
Eversource Energy, Series DD	5.000%	01/01/27	1,785,000	1,798,520
Florida Power & Light Co.	4.400%	05/15/28	4,390,000	4,396,439
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,444,548
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	2,000,000	1,984,607
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,805,000	2,743,171
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	984,243
Xcel Energy, Inc.	3.300%	06/01/25	3,720,000	3,709,082
				30,537,201

Total Corporate Bonds (Cost $141,320,313)				$141,681,005

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.0%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$114	$114
FHLMC, Pool #SB-0037	2.500%	12/01/27	181,805	178,363
FHLMC, Pool #G1-5973	3.000%	07/01/31	521,700	506,253
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,041,972	1,950,347
FHLMC, Pool #G1-8642	3.500%	04/01/32	650,097	635,478
FHLMC, Pool #ZT-1964	3.500%	06/01/32	557,536	544,607
FHLMC, Pool #G1-6330	3.500%	08/01/32	507,160	497,370
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,747,038	1,585,780
FHLMC, Pool #ZS-9286	4.500%	04/01/35	572,761	570,500
FHLMC, Series 4125, Class KP	2.500%	05/15/41	307,147	295,015

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.0% (Continued)
FHLMC, Series 4009, Class PA	2.000%	06/15/41	$44,507	$42,886
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	9,906	10,089
FHLMC, Series 5301, Class ED	5.000%	04/01/53	2,061,934	2,050,963
				8,867,765
Federal National Mortgage Association - 7.8%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	303,625	292,403
FNMA, Pool #AL9230	3.500%	12/01/29	222,729	219,905
FNMA, Pool #MA0384	5.000%	04/01/30	102,103	102,994
FNMA, Pool #FM1926	3.000%	09/01/32	520,104	505,652
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	381,254	354,127
FNMA, Pool #FM2287	4.500%	03/01/34	599,909	600,750
FNMA, Series 2020 B	4.500%	07/01/34	740,718	740,742
FNMA, Pool #FM2989	3.000%	09/01/34	557,426	538,417
FNMA, Pool #AL7077	4.000%	07/01/35	373,325	365,149
FNMA, Pool #FM4481	1.500%	10/01/35	4,172,295	3,696,038
FNMA, Pool #CA7891	1.500%	11/01/35	907,977	808,078
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,140,296	1,054,062
FNMA, Pool #MA4330	2.500%	05/01/36	2,201,196	2,043,114
FNMA, Pool #FS6096	2.000%	03/01/37	2,957,318	2,694,985
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	36,652	35,898
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.273%	12/01/44	79,447	81,163
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.951%	02/01/46	62,806	64,335
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,276,389	3,216,027
				17,413,839

Total Collateralized Mortgage Obligations (Cost $28,205,266)				$26,281,604

MUNICIPAL BONDS - 2.9%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	$1,835,000	$1,797,931
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	705,000	707,445
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,976,979

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.9% (Continued)	Coupon	Maturity	Par Value	Value
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	$1,460,000	$1,463,475
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	541,651
Total Municipal Bonds (Cost $6,547,473)				$6,487,481

U.S. GOVERNMENT & AGENCIES - 2.9%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 2.0%
FNMA	5.200%	05/25/27	$2,500,000	$2,503,140
FNMA	4.800%	05/08/29	2,000,000	2,000,158
				4,503,298
Federal Home Loan Mortgage Corporation - 0.9%
FHLMC	3.810%	07/01/29	2,000,000	1,956,929

Total U.S. Government & Agencies (Cost $6,432,776)				$6,460,227

U.S. TREASURY OBLIGATIONS - 17.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 17.9%
U.S. Treasury Notes	1.500%	01/31/27	$2,000,000	$1,914,375
U.S. Treasury Notes	2.750%	07/31/27	6,280,000	6,120,547
U.S. Treasury Notes	2.750%	02/15/28	7,900,000	7,657,445
U.S. Treasury Notes	2.875%	05/15/28	9,220,000	8,941,959
U.S. Treasury Notes	3.125%	11/15/28	2,110,000	2,053,788
U.S. Treasury Notes	2.625%	02/15/29	5,800,000	5,531,750
U.S. Treasury Notes	2.375%	05/15/29	8,300,000	7,813,024
Total U.S. Treasury Obligations (Cost $39,683,931)				$40,032,888

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (b) (Cost $235,991)	235,991	$235,991

Investments at Value - 99.1% (Cost $222,425,750)		$221,179,196

Other Assets in Excess of Liabilities - 0.9%		1,911,012

Net Assets - 100.0%		$223,090,208

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 58.9%	Coupon	Maturity	Par Value	Value
Finance - 24.9%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$303,701
American Express Co.	5.532%	04/25/30	675,000	695,880
Bank of America Corp. (a)	5.202%	04/25/29	685,000	695,740
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	735,000	702,628
Essex Portfolio, L.P.	3.000%	01/15/30	775,000	713,499
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	660,000	689,035
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	332,772
Huntington Bancshares, Inc.	2.550%	02/04/30	400,000	359,080
Iron Mountain, Inc., 144A	4.875%	09/15/27	240,000	235,184
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	765,009
Keycorp (a)	6.401%	03/06/35	665,000	702,086
Morgan Stanley	3.591%	07/22/28	945,000	921,034
MSCI, Inc., 144A	4.000%	11/15/29	485,000	463,320
National Retail Properties, Inc.	4.300%	10/15/28	710,000	700,000
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	675,000	648,252
Prologis, Inc.	5.125%	01/15/34	485,000	486,163
SBA Communications Corp.	3.875%	02/15/27	245,000	238,354
Truist Financial Corp.	2.250%	03/11/30	1,070,000	939,015
U.S. Bancorp, Series BB (a)	4.967%	07/22/33	965,000	927,159
Wells Fargo & Co., Series O	4.300%	07/22/27	635,000	631,820
				12,149,731
Industrials - 24.9%
Allison Transmission, Inc., 144A	4.750%	10/01/27	245,000	239,045
Ball Corp.	6.875%	03/15/28	445,000	454,474
Becton Dickinson & Co.	3.700%	06/06/27	220,000	216,130
Becton Dickinson & Co.	2.823%	05/20/30	230,000	209,822
Bellring Brands, Inc., 144A	7.000%	03/15/30	200,000	206,561
CVS Health Corp.	4.300%	03/25/28	615,000	607,361
Dover Corp.	2.950%	11/04/29	545,000	507,044
Duke Energy Corp.	2.450%	06/01/30	785,000	699,553
ESAB Corp., 144A	6.250%	04/15/29	225,000	228,380
HCA Healthcare, Inc.	5.600%	04/01/34	470,000	471,877
Hologic, Inc., 144A	3.250%	02/15/29	290,000	267,536
Home Depot, Inc. (The)	4.750%	06/25/29	500,000	505,695
Honeywell International, Inc.	5.000%	03/01/35	810,000	806,829

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 24.9% (Continued)
Johnson Controls International plc	3.900%	02/14/26	$690,000	$685,727
Kroger Co.	1.700%	01/15/31	570,000	479,782
Mattel, Inc., 144A	3.750%	04/01/29	490,000	464,262
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	378,019
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	960,000	968,674
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	409,054
Roper Technologies, Inc.	1.750%	02/15/31	700,000	588,296
Sealed Air Corp., 144A	6.500%	07/15/32	455,000	460,666
T-Mobile U.S., Inc.	2.625%	02/15/29	755,000	699,882
TransDigm, Inc., 144A	6.375%	03/01/29	455,000	459,865
United Rentals North America, Inc.	4.875%	01/15/28	475,000	467,523
Verizon Communications, Inc.	2.100%	03/22/28	500,000	467,308
Yum Brands, Inc., 144A	4.750%	01/15/30	230,000	222,158
				12,171,523
Utilities - 9.1%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	213,043
Eversource Energy, Series BB	5.125%	05/15/33	715,000	706,260
Florida Power & Light Co.	5.100%	04/01/33	925,000	936,207
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	212,283
Georgia Power Co., Series 2025B	4.850%	03/15/31	300,000	301,713
Interstate Power & Light Co.	4.100%	09/26/28	705,000	694,450
MPLX, L.P.	5.500%	06/01/34	470,000	468,395
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	211,612
Xcel Energy, Inc.	3.400%	06/01/30	750,000	699,804
				4,443,767

Total Corporate Bonds (Cost $28,694,953)				$28,765,021

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.3%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$269,326	$263,161
FHLMC, Pool #ZS-9278	2.000%	05/01/42	1,361,857	1,161,519
FHLMC, Series 4709, Class EA	3.000%	01/15/46	561,458	537,900
FHLMC, Series 5220, Class KC	3.500%	01/25/46	280,004	269,701

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.3% (Continued)
FHLMC, Pool #SD-0695	4.000%	12/01/49	$996,751	$946,198
FHLMC, Series 5189, Class PG	2.500%	09/25/51	260,865	236,533
FHLMC, Pool #SD-0767	3.000%	11/01/51	398,206	350,733
FHLMC, Series 5301, Class ED	5.000%	04/01/53	288,671	287,135
				4,052,880
Federal National Mortgage Association - 17.2%
FNMA, Pool #MA1222	4.000%	10/01/32	252,806	249,517
FNMA, Pool #AL5491	4.000%	06/01/34	234,141	229,690
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	730,735
FNMA, Pool #MA3071	4.000%	07/01/37	304,105	296,663
FNMA, Pool #FM9469	4.000%	08/01/39	186,155	180,225
FNMA, Pool #FS9716	2.000%	08/01/42	1,280,942	1,093,937
FNMA, Pool #AU7025	3.000%	11/01/43	312,888	283,494
FNMA, Pool #MA2895	3.000%	02/01/47	382,986	340,014
FNMA, Pool #CA2479	4.500%	10/01/48	858,964	840,939
FNMA, Pool #FS4218	4.000%	10/01/49	855,980	815,516
FNMA, Pool #FS8716	3.500%	08/01/50	1,340,341	1,229,053
FNMA, Pool #CB0734	3.000%	06/01/51	532,089	468,597
FNMA, Pool #FA0053	4.000%	08/01/51	1,070,490	1,011,289
FNMA, Pool #FS4520	3.000%	04/01/52	390,518	344,083
FNMA, Pool #FS4608	3.000%	05/01/52	337,127	297,508
				8,411,260
Government National Mortgage Association - 1.0%
GNMA, Pool #MA7852M	2.000%	02/20/37	565,123	510,898

Total Collateralized Mortgage Obligations (Cost $13,055,721)				$12,975,038

U.S. TREASURY OBLIGATIONS - 13.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 8.2%
U.S. Treasury Bonds	4.250%	05/15/39	$190,000	$187,091
U.S. Treasury Bonds	2.250%	05/15/41	1,355,000	1,004,182
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	972,470
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	864,750

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 13.4% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 8.2% (Continued)
U.S. Treasury Bonds	2.750%	08/15/47	$300,000	$219,328
U.S. Treasury Bonds	2.000%	02/15/50	260,000	157,341
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	610,355
				4,015,517
U.S. Treasury Notes - 5.2%
U.S. Treasury Notes (b)	1.625%	05/15/26	400,000	389,469
U.S. Treasury Notes	1.500%	01/31/27	245,000	234,511
U.S. Treasury Notes	2.750%	07/31/27	160,000	155,937
U.S. Treasury Notes	2.625%	02/15/29	655,000	624,706
U.S. Treasury Notes	3.875%	08/15/33	1,150,000	1,127,180
				2,531,803

Total U.S. Treasury Obligations (Cost $6,953,535)				$6,547,320

PREFERRED STOCKS - 0.4%			Shares	Value
Financials - 0.4%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)			6,500	$172,835

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.23% (c) (Cost $45,630)	45,630	$45,630

Investments at Value - 99.3% (Cost $48,920,225)		$48,505,844

Other Assets in Excess of Liabilities - 0.7%		362,996

Net Assets - 100.0%		$48,868,840

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of March 31, 2025 is $146,070.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,656,031 as of March 31, 2025, representing 7.5% of net assets.
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/Unrealized Appreciation (Depreciation)
Treasury Futures
U.S. Treasury Long Bond Future	17	6/18/2025	$2,006,702	$1,993,781	$(12,921)
Ultra 10-Year U.S. Treasury Note Future	10	6/18/2025	1,140,959	1,141,250	291
Ultra U.S. Treasury Bond Future	6	6/18/2025	746,123	733,500	(12,623)
Total Futures Contracts			$3,893,784	$3,868,531	$(25,253)

The average monthly notional value of futures contracts during the three months ended March 31, 2025 was $3,803,479.

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 98.8%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City - 0.9%
Kirtland Ohio Bond Anticipation Notes Various Purpose, Series 2024	4.500%	04/17/25	$570,000	$570,376
Parma Ohio Anticipation Notes Capital Improvement, Series 2021 A	5.250%	07/31/25	400,000	401,910
Seven Hills Ohio Bond Anticipation Notes, Series 2024	4.375%	04/03/25	500,000	500,034
				1,472,320
General Obligation - City - 6.9%
Akron Ohio Various Purpose, Series 2024	4.250%	12/01/44	1,000,000	943,135
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,013,125
Cincinnati Ohio Various Purpose Improvement, Series B	4.000%	12/01/44	920,000	869,723
Dayton Ohio Refunding and Improvement, Series 2024	5.000%	12/01/41	1,005,000	1,068,876
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	2,825,229
Krum Texas Certificates Obligation, Series 2025	5.000%	02/15/30	550,000	600,653
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/49	1,450,000	1,370,286
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/50	1,510,000	1,418,663
Seven Hills Ohio Bond Anticipation Notes Various Purpose, Series 2025	4.125%	04/02/26	465,000	469,092
White Settelement Texas Refunding, Series 2025	5.000%	02/15/34	1,000,000	1,126,452
				11,705,234
General Obligation - County - 1.2%
Allegheny County Pennsylvania, Series C 80	5.000%	12/01/54	1,000,000	1,033,342
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,004,907
				2,038,249
Higher Education - 23.3%
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,601,427

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 23.3% (Continued)
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	$1,275,000	$1,284,892
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University, Series 2016	5.000%	09/01/26	580,000	587,434
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	521,978
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	957,728
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,150,031
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	981,448
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	2,851,304
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,163,989
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,725,382
Ohio Higher Education Facilities Revenue - Denison University, Series 2021-A	5.000%	11/01/53	5,000,000	5,185,652
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	662,094
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,053,402
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	625,537
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,449,458
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,061,061
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,086,831
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	569,306

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 23.3% (Continued)
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/29	$600,000	$632,562
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	606,113
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	665,492
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,001,206
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/32	605,000	648,138
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	975,235
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	560,881
Ohio State University General Receipts, Series 2023-C	5.250%	12/01/46	535,000	573,578
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,083,462
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	410,583
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,861
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	443,766
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	720,874
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,016,504
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	416,372
University of Cincinnati General Receipts Revenue, Series A	5.250%	06/01/54	1,000,000	1,061,902
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	555,560
				39,542,043

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
Hospital/Health Bonds - 12.7%
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	$800,000	$793,216
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,257,531
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	4,100,000	4,314,162
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,654,617
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,371,082
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/39	1,200,000	1,157,618
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/46	2,000,000	1,805,433
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,097,702
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,242,146
Pennsylvania Economic Development Financing Authority UPMC Revenue, Series 2025-A	0.000%	03/15/60	3,610,000	3,889,350
				21,582,857
Housing - 9.5%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	1,945,830
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	1,897,363
FHLMC, Series M-053	2.550%	06/15/35	3,740,000	3,225,646
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,811,467	1,737,476
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	715,880
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	508,915

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
Housing - 9.5% (Continued)
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	$2,340,000	$2,576,762
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	895,000	898,330
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,590,000	1,582,857
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	505,000	502,934
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	504,691
				16,096,684
Other Revenue - 10.1%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	880,512
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/42	500,000	532,294
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/43	710,000	752,585
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/44	740,000	781,547
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,057,204
Concord Industry Community Schools Building Corp., Series 2024	5.000%	07/15/41	1,000,000	1,062,474
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	656,813
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.300%	07/15/34	2,000,000	2,001,100

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 10.1% (Continued)
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	$1,000,000	$955,152
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,072,176
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue, Series 2024	5.000%	12/01/44	1,000,000	978,486
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	703,536
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	396,767
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	564,185
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	387,989
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	383,445
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	436,945
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,527,290
				17,130,500
Revenue Bonds - Facility - 0.7%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	644,957
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	540,326
				1,185,283
Revenue Bonds - Water & Sewer - 5.0%
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,405,524
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,615,166

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue Bonds - Water & Sewer - 5.0% (Continued)
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	$400,000	$401,345
				8,422,035
School District - 26.5%
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	762,365
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,403,462
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	326,562
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	425,000	438,006
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	503,634
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,362,715
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,692,383
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,261,899
Carlisle Ohio LSD Refunding, Series 2025	5.000%	12/01/43	510,000	542,146
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,008,306
Delaware Ohio CSD Refunding, Series 2025	5.000%	12/01/28	420,000	450,336
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	678,141
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,012,942
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	910,612
Festus Missouri R Vi SD Lease Certificates Participation, Series 2019	5.000%	04/01/30	730,000	775,161
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,008,649
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	806,207
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	401,927
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	533,789
Kings LSD Ohio School Improvement, Series 2024	5.250%	12/01/54	4,090,000	4,264,009

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
School District - 26.5% (Continued)
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	$500,000	$513,246
Lancaster Pennsylvania SD, Series 2025-B	5.000%	06/01/42	750,000	788,939
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	421,308
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,177,590
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	641,743
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	569,151
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	610,040
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,365,318
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,008,929
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,345,622
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	537,520
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	965,212
Popular Bluff Missouri R-I School District Lease Certificates of Participation, Series 2023	5.000%	03/01/30	500,000	541,776
Porter Township Indiana High School Building Corp., Series 2025	5.000%	01/15/30	220,000	236,803
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	791,155
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,893,548
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,001,972
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/28	200,000	209,957

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
School District - 26.5% (Continued)
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/30	$200,000	$213,903
Shaker Heights Ohio CSD Certificates Program, Series 2024	5.000%	12/15/49	875,000	908,867
Sylvania Ohio CSD Refunding School Improvement, Series 2025-B	5.000%	11/01/26	1,160,000	1,197,064
Sylvania Ohio CSD Refunding School Improvement, Series 2025-B	5.000%	11/01/29	765,000	826,167
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	580,743
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	668,403
Warren County Kentucky Board of Education, Series 2024	4.000%	12/01/37	1,000,000	993,963
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,171
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	579,950
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	810,414
Wyoming Ohio City School District Refunding School Improvement, Series 2025	5.000%	12/01/45	500,000	525,678
Wyoming Ohio City School District Refunding School Improvement, Series 2025	5.000%	12/01/50	500,000	518,554
Wyoming Ohio City School District Refunding School Improvement, Series 2025	5.000%	12/01/55	1,000,000	1,031,360
Wyoming Ohio City School District Refunding School Improvement, Series 2025	5.000%	12/01/61	1,000,000	1,028,404
				45,041,721
State Agency - 2.0%
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	604,070
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	603,841
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	851,541
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	653,388

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.8% (Continued)	Coupon	Maturity	Par Value	Value
State Agency - 2.0% (Continued)
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	$675,000	$721,546
				3,434,386

Total Municipal Bonds (Cost $179,427,380)				$167,651,312

MONEY MARKET FUNDS - 4.3%			Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 2.97% (a) (Cost $7,357,650)			7,357,650	$7,357,650

Investments at Value - 103.1% (Cost $186,785,030)				$175,008,962

Liabilities in Excess of Other Assets - (3.1%)				(5,249,489)

Net Assets - 100.0%				$169,759,473

(a)	The rate shown is the 7-day effective yield as of March 31, 2025.